Schedule of Segment Reporting Information, Revenue by Vessel Class (Detail) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jul. 31, 2017	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2017
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 105,601			$ 178,753	$ 197,094
Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 115,106	$ 151,369			$ 275,855	$ 601,611
Americas Fleet Deepwater vessels
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 22,661			$ 26,860	$ 38,866
Percentage of Angolan operation revenue	22.00%			16.00%	20.00%
Americas Fleet Deepwater vessels | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 17,313	$ 21,617			$ 80,144	$ 171,334
Percentage of Angolan operation revenue		15.00%	15.00%			30.00%	29.00%
Americas Fleet Towing-Supply/supply
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 7,560			$ 13,835	$ 14,406
Percentage of Angolan operation revenue	7.00%			8.00%	8.00%
Americas Fleet Towing-Supply/supply | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 11,274	$ 15,021			$ 26,012	$ 56,561
Percentage of Angolan operation revenue		10.00%	10.00%			10.00%	10.00%
Americas Fleet Other
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 2,380			$ 5,089	$ 5,410
Percentage of Angolan operation revenue	2.00%			3.00%	3.00%
Americas Fleet Other | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 3,300	$ 4,210			$ 6,264	$ 11,948
Percentage of Angolan operation revenue		3.00%	3.00%			2.00%	2.00%
Americas Fleet
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 32,601			$ 45,784	$ 58,682
Percentage of Angolan operation revenue	31.00%			27.00%	31.00%
Americas Fleet | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 31,887	$ 40,848			$ 112,420	$ 239,843
Percentage of Angolan operation revenue		28.00%	28.00%			42.00%	41.00%
Middle East/Asia Pacific Fleet Deepwater vessels
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 9,603			$ 14,792	$ 19,167
Percentage of Angolan operation revenue	9.00%			9.00%	10.00%
Middle East/Asia Pacific Fleet Deepwater vessels | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 10,701	$ 13,368			$ 20,134	$ 35,526
Percentage of Angolan operation revenue		10.00%	9.00%			7.00%	6.00%
Middle East/Asia Pacific Fleet Towing-Supply/supply
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 12,783			$ 25,053	$ 21,607
Percentage of Angolan operation revenue	12.00%			14.00%	11.00%
Middle East/Asia Pacific Fleet Towing-Supply/supply | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 17,065	$ 22,945			$ 34,310	$ 79,092
Percentage of Angolan operation revenue		15.00%	16.00%			13.00%	13.00%
Middle East/Asia Pacific Fleet Other
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 20				$ 20
Middle East/Asia Pacific Fleet Other | Maximum
Segment and Geographic Distribution of Operations [Line Items]
Percentage of Angolan operation revenue	1.00%				1.00%
Middle East/Asia Pacific Fleet
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 22,406			$ 39,845	$ 40,794
Percentage of Angolan operation revenue	21.00%			23.00%	21.00%
Middle East/Asia Pacific Fleet | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 27,766	$ 36,313			$ 54,444	$ 114,618
Percentage of Angolan operation revenue		25.00%	25.00%			20.00%	19.00%
Europe/Mediterranean Sea fleet Deepwater vessels
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 12,596			$ 18,204	$ 21,616
Percentage of Angolan operation revenue	12.00%			10.00%	11.00%
Europe/Mediterranean Sea fleet Deepwater vessels | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 8,237	$ 11,620			$ 18,090	$ 39,492
Percentage of Angolan operation revenue		8.00%	8.00%			7.00%	7.00%
Europe/Mediterranean Sea fleet Towing-Supply/supply
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 761			$ 1,691	$ 1,364
Percentage of Angolan operation revenue	1.00%			1.00%	1.00%
Europe/Mediterranean Sea fleet Towing-Supply/supply | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 2,794	$ 3,846			$ 3,116	$ 2,659
Percentage of Angolan operation revenue		2.00%	3.00%			1.00%
Europe/Mediterranean Sea fleet Towing-Supply/supply | Predecessor | Maximum
Segment and Geographic Distribution of Operations [Line Items]
Percentage of Angolan operation revenue							1.00%
Europe/Mediterranean Sea fleet Other | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues						$ (9)	$ 516
Europe/Mediterranean Sea fleet Other | Predecessor | Maximum
Segment and Geographic Distribution of Operations [Line Items]
Percentage of Angolan operation revenue						(1.00%)	1.00%
Europe/Mediterranean Sea fleet
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 13,357			$ 19,895	$ 22,980
Percentage of Angolan operation revenue	13.00%			11.00%	12.00%
Europe/Mediterranean Sea fleet | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 11,031	$ 15,466			$ 21,197	$ 42,667
Percentage of Angolan operation revenue		10.00%	11.00%			8.00%	8.00%
West Africa fleet Deepwater vessels
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 14,314			$ 24,131	$ 28,252
Percentage of Angolan operation revenue	14.00%			13.00%	15.00%
West Africa fleet Deepwater vessels | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 13,921	$ 18,126			$ 27,100	$ 62,882
Percentage of Angolan operation revenue		12.00%	12.00%			10.00%	11.00%
West Africa fleet Towing-Supply/supply
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 17,321			$ 33,806	$ 33,460
Percentage of Angolan operation revenue	17.00%			20.00%	17.00%
West Africa fleet Towing-Supply/supply | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 24,225	$ 31,297			$ 46,697	$ 100,073
Percentage of Angolan operation revenue		22.00%	21.00%			17.00%	17.00%
West Africa fleet Other
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 4,175			$ 8,423	$ 7,500
Percentage of Angolan operation revenue	4.00%			5.00%	4.00%
West Africa fleet Other | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 3,427	$ 4,547			$ 7,304	$ 23,733
Percentage of Angolan operation revenue		3.00%	3.00%			3.00%	4.00%
West Africa fleet
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 35,810			$ 66,360	$ 69,212
Percentage of Angolan operation revenue	35.00%			39.00%	36.00%
West Africa fleet | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 41,573	$ 53,970			$ 81,101	$ 186,688
Percentage of Angolan operation revenue		37.00%	36.00%			30.00%	32.00%
Worldwide Fleet Deepwater vessels
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 59,174			$ 83,987	$ 107,901
Percentage of Angolan operation revenue	57.00%			49.00%	56.00%
Worldwide Fleet Deepwater vessels | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 50,172	$ 64,731			$ 145,468	$ 309,234
Percentage of Angolan operation revenue		45.00%	44.00%			54.00%	53.00%
Worldwide Fleet Towing-Supply/supply
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 38,425			$ 74,385	$ 70,837
Percentage of Angolan operation revenue	37.00%			43.00%	37.00%
Worldwide Fleet Towing-Supply/supply | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 55,358	$ 73,109			$ 110,135	$ 238,385
Percentage of Angolan operation revenue		49.00%	50.00%			41.00%	41.00%
Worldwide Fleet Other
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 6,575			$ 13,512	$ 12,930
Percentage of Angolan operation revenue	6.00%			8.00%	7.00%
Worldwide Fleet Other | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 6,727	$ 8,757			$ 13,559	$ 36,197
Percentage of Angolan operation revenue		6.00%	6.00%			5.00%	6.00%
Worldwide Fleet
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues	$ 104,174			$ 171,884	$ 191,668
Percentage of Angolan operation revenue	100.00%			100.00%	100.00%
Worldwide Fleet | Predecessor
Segment and Geographic Distribution of Operations [Line Items]
Vessel revenues		$ 112,257	$ 146,597			$ 269,162	$ 583,816
Percentage of Angolan operation revenue		100.00%	100.00%			100.00%	100.00%